Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Equipment and Software, Net [Abstract]
Depreciation and amortization expense	¥ 9,074	$ 1,243	¥ 11,952	¥ 18,767